PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Depreciation	$ 10.9	$ 11.2	$ 11.1
Additional equipment purchased	$ 18.7	$ 15.0	$ 14.2